Investments In Associates And Joint Ventures, Other Investments And Non-Current Accounts Receivable - Summary of Share of Profit of Equity Accounted Investees by Reportable Segment (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Share of profit of equity accounted investments	$ 93	$ 98	$ 30
Associates and Joint Ventures [Member]
Disclosure of associates [line items]
Share of profit of equity accounted investments	93	98	30
Mexico [member] | Associates and Joint Ventures [Member]
Disclosure of associates [line items]
Share of profit of equity accounted investments	68	65	39
United States [member] | Associates and Joint Ventures [Member]
Disclosure of associates [line items]
Share of profit of equity accounted investments	17	21	17
EMEA [member] | Associates and Joint Ventures [Member]
Disclosure of associates [line items]
Share of profit of equity accounted investments	8	10	8
Corporate and other [member] | Associates and Joint Ventures [Member]
Disclosure of associates [line items]
Share of profit of equity accounted investments	$ 0	$ 2	$ (34)